Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Total operating lease, right of use asset	$ 1,745,464	$ 2,169,158		$ 2,169,158
Current portion of operating lease obligations	289,231	477,147		477,147
Non-current portion of operating lease obligations	1,182,522	1,491,507		1,491,507
Present value of lease liabilities	1,471,753			1,968,654
Total foreign exchange on operating leases	73,207	200,504	$ 0
Operating Lease [Member]
Total operating lease, right of use asset	1,745,464			$ 2,169,158
Total foreign exchange on operating leases	$ 73,207	$ 200,504